UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:  BlackRock Allocation Target Shares
BATS: High Income Taxable Series (formerly, BATS: Series I Portfolio)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2025

Date of reporting period: 09/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

(b) Not Applicable.

BlackRock Allocation Target Shares: Series I Portfolio

BATIX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Allocation Target Shares: Series I Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Allocation Target Shares: Series I Portfolio	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Rounds to less than 0.01%.

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund returned 5.99%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index returned 3.40%.

What contributed to performance?

Positive contributions to absolute performance were driven by the yield component of the Fund’s fixed-income holdings. In sector terms, positive contributions were led by allocations to European corporate bonds, U.S. high yield corporate bonds, commercial mortgage-backed securities and non-agency mortgage-backed securities. The Fund’s cash position had no material impact on performance.

What detracted from performance?

The Fund’s interest rate positioning was the only meaningful detractor from absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 6, 2024 through September 30, 2025

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index
Feb 24	$10,000	$10,000
Mar 24	$10,042	$10,009
Apr 24	$9,961	$9,775
May 24	$10,065	$9,938
Jun 24	$10,118	$10,028
Jul 24	$10,295	$10,256
Aug 24	$10,412	$10,407
Sep 24	$10,528	$10,550
Oct 24	$10,427	$10,310
Nov 24	$10,520	$10,419
Dec 24	$10,517	$10,261
Jan 25	$10,612	$10,323
Feb 25	$10,724	$10,537
Mar 25	$10,681	$10,534
Apr 25	$10,710	$10,571
May 25	$10,795	$10,518
Jun 25	$10,923	$10,682
Jul 25	$10,965	$10,666
Aug 25	$11,084	$10,795
Sep 25	$11,159	$10,909

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
BlackRock Allocation Target Shares: Series I Portfolio...
	5.99%	7.23%
Bloomberg U.S. Universal Index...
	3.40	5.71

Key Fund statistics

Net Assets...
$75,018,114
Number of Portfolio Holdings...
944
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
292%

The Fund commenced operations on March 6, 2024.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
45.1%
Non-Agency Mortgage-Backed Securities...
18.2
U.S. Government Sponsored Agency Securities...
14.5
Asset-Backed Securities...
12.7
Foreign Government Obligations...
7.8
Foreign Agency Obligations...
1.3
U.S. Treasury Obligations...
0.4
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
25.7%
AA/Aa...
7.1
A...
8.0
BBB/Baa...
8.3
BB/Ba...
22.5
B...
14.1
CCC/Caa...
1.8
CC/Ca...
0.0Footnote Reference(d)
N/R...
12.5
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Material fund changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On June 6, 2025, the Fund's Board approved a change in the name of the Fund to BlackRock Allocation Target Shares: High Income Taxable Series. The change became effective on October 1, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Allocation Target Shares: Series I Portfolio

BATIX

Annual Shareholder Report — September 30, 2025

BATIX-09/25-AR

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BATS: High Income Taxable Series (formerly, BATS: Series I Portfolio)	$41,000	$36,720	$0	$0	$17,600	$17,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BATS: High Income Taxable Series (formerly, BATS: Series I Portfolio)	$17,600	$17,600

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
September 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Allocation Target Shares
BATS: Series I Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.2%
(a)(b)
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.54%, 12/17/29 . USD 105 $ 105,065
Assurant CLO II Ltd., Series 2018-2A,
Class D, (3-mo. CME Term SOFR
at 2.85% Floor + 3.11%), 7.44%,
04/20/31 ................. 250 250,762
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%),
5.93%, 01/19/38 ............ 250 250,408
BlueMountain CLO Ltd.
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.51%, 10/25/30 ... 131 130,588
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.17%, 10/25/30 ... 100 100,351
CBAM Ltd., Series 2020-13A, Class A,
(3-mo. CME Term SOFR at 1.43%
Floor + 1.69%), 6.02%, 01/20/34 . 250 250,579
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class AR, (3-mo. CME
Term SOFR at 1.38% Floor +
1.38%), 5.70%, 10/15/37 ....... 250 250,890
CIFC Funding Ltd., Series 2018-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.35%,
10/18/38 ................. 250 250,908
OCP CLO Ltd., Series 2019-17A, Class
AR2, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.73%,
07/20/37 ................. 250 250,776
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.68%, 10/18/37 ... 250 250,957
Series 2020-5A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 10/18/37 ... 250 251,178
OHA Loan Funding Ltd., Series 2015-
1A, Class A1R4, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
5.42%, 10/19/38 ............ 250 250,746
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.59%, 10/15/30 ... 30 30,391
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.02%, 01/15/33 ... 250 250,012
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.75%,
01/20/38 ................. 250 251,158
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 5.87%, 04/25/37 ....... 250 250,978
Riserva CLO Ltd., Series 2016-3A,
Class ARR, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 5.65%,
01/18/34 ................. 250 250,204
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TCW CLO Ltd., Series 2019-2A, Class
A1R2, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.60%,
01/20/38 ................. USD 250 $ 250,630
Trestles CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.57% Floor + 1.57%), 5.89%,
07/25/37 ................. 250 251,288
Trestles CLO III Ltd., Series 2020-3A,
Class ER, (3-mo. CME Term SOFR
at 6.10% Floor + 6.10%), 10.43%,
10/20/37 ................. 250 253,623
Whitebox CLO II Ltd., Series 2020-2A,
Class A1R2, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.70%, 10/24/37 ............ 250 250,656
4,632,148
Jersey, Channel Islands — 1.3%
(a)(b)
Benefit Street Partners CLO XXIX Ltd.,
Series 2022-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor +
1.18%), 5.50%, 01/25/38 ....... 250 250,134
Benefit Street Partners CLO XXXV Ltd.,
Series 2024-35A, Class D, (3-mo.
CME Term SOFR at 3.30% Floor +
3.30%), 7.62%, 04/25/37 ....... 250 252,479
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.75%, 10/22/37 ............ 250 250,951
CarVal CLO X-C Ltd., Series 2024-2A,
Class A, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.79%,
07/20/37 ................. 250 251,167
1,004,731
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 30 42,295
United States — 6.4%
(a)
ACRES LLC, Series 2025-FL3, Class
A, (1-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.75%, 08/18/40
(b)
USD 200 200,427
ARI Fleet Lease Trust, Series 2023-B,
Class A3, 5.89%, 07/15/32 ..... 100 102,194
Barings Equipment Finance LLC, Series
2025-A, Class A4, 5.02%, 06/13/50 63 65,114
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 5.37%, 07/25/51
(b)
.. 36 35,949
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 112 104,349
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 78 79,171
Compass Datacenters Issuer III LLC,
Series 2025-3A, Class A2, 5.29%,
07/25/50 ................. 39 39,437
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 52 48,450
ELFI Graduate Loan Program LLC
Series 2023-A, Class A, 6.37%,
02/04/48 ............... 77 81,352

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-A, Class A, 5.56%,
08/25/49 ............... USD 75 $ 76,792
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 132,177
FIGRE Trust, Series 2024-SL1, Class
A1, 5.75%, 07/25/53
(b)
........ 111 112,664
Foundation Finance Trust, Series 2024-
2A, Class B, 4.93%, 03/15/50 ... 90 90,661
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.52%, 08/19/42
(b)
........... 100 100,076
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class DR, (3-mo. CME Term SOFR
at 3.10% Floor + 3.10%), 7.43%,
10/20/37
(b)
................ 250 251,374
GoodLeap Home Improvement
Solutions Trust, Series 2025-1A,
Class A, 5.38%, 02/20/49 ...... 41 41,564
Green Lakes Park CLO LLC, Series
2025-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor +
1.18%), 5.50%, 01/25/38
(b)
..... 250 250,234
GreenSky Home Improvement Issuer
Trust, Series 2024-2, Class A2,
5.25%, 10/27/59 ............ 31 30,621
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 112,420
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%,
03/20/36 ............... 100 97,919
Series 2024-BA, Class C, 5.73%,
11/20/38 ............... 100 102,649
Series 2025-AA, Class C, 5.69%,
05/20/38 ............... 100 101,911
Navient Private Education Loan Trust,
Series 2017-A, Class B, 3.91%,
12/16/58 ................. 40 40,049
Navient Private Education Refi Loan
Trust, Series 2021-A, Class A,
0.84%, 05/15/69 ............ 130 118,943
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55 100 99,777
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%),
6.07%, 03/15/72
(b)
........... 52 52,191
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 32 30,282
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.89%), 5.03%, 04/20/62
(b)
.. 64 63,808
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.85%), 4.99%, 04/20/62
(b)
.. 65 65,234
Series 2025-BA, Class B, 4.98%,
05/17/55 ............... 100 99,985
Series 2025-BA, Class C, 5.38%,
05/17/55 ............... 100 100,446
Series 2025-BA, Class D, 6.04%,
05/17/55 ............... 100 100,700
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(d)
........... 90 89,699
Security
Par (000)
Par (000) Value
United States (continued)
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average at 0.00% Floor +
1.50%), 5.87%, 09/15/36
(b)
... USD 125 $ 126,272
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 129,170
Point Broadband Funding LLC
Series 2025-1A, Class A2, 5.34%,
07/20/55 ............... 75 75,676
Series 2025-1A, Class B, 5.73%,
07/20/55 ............... 100 101,087
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 96,287
Series 2024-1, Class A, 5.83%,
07/15/36 ............... 100 102,258
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37 .................. 100 101,827
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50 ............ 28 28,082
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 31 30,614
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.84%), 4.99%, 01/15/53
(b)
.. 74 73,189
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 74 68,290
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 42 39,047
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 98 96,104
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 75 70,532
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 62 64,599
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 5.87%, 01/15/53
(b)
... 73 73,803
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 6.17%, 10/16/56
(b)
... 84 85,487
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 117 120,036
SoFi Consumer Loan Program Trust,
Series 2025-1, Class A, 4.80%,
02/27/34 ................. 86 86,277
Tricon Residential Trust, Series 2024-
SFR3, Class A, 4.50%, 08/17/41 . 99 99,333
4,786,589
Total Asset-Backed Securities — 13.9%
(Cost: $ 10,363,316 ) .............................. 10,465,763
Corporate Bonds
Australia — 0.8%
BHP Billiton Finance Ltd. , 3.64% ,
09/04/35
(c)
................ EUR 100 117,003
Glencore Capital Finance DAC
(c)
3.75% , 02/04/32 ............ 200 237,431
3.67% , 10/06/32 ............ 150 175,760

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Mineral Resources Ltd. , 8.00% ,
11/01/27
(a)
................ USD 100 $ 101,930
632,124
Belgium — 0.3%
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(a)
...... 200 198,396
Canada — 1.2%
1011778 BC ULC , 4.00% , 10/15/30
(a)
100 94,243
Bombardier, Inc. , 8.75% , 11/15/30
(a)
. 100 107,839
Brookfield Residential Properties, Inc. ,
4.88% , 02/15/30
(a)
........... 100 93,784
Garda World Security Corp. , 6.00% ,
06/01/29
(a)
................ 100 99,143
Methanex Corp. , 5.13% , 10/15/27 ... 100 100,116
NOVA Chemicals Corp. , 4.25% ,
05/15/29
(a)
................ 100 96,778
Open Text Corp. , 3.88% , 02/15/28
(a)
. 100 97,243
Parkland Corp. , 4.63% , 05/01/30
(a)
.. 100 97,226
Rogers Communications, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%),
7.13% , 04/15/55
(b)
........... 100 106,016
892,388
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc ,
7.25% , 04/30/30
(c)
........... EUR 90 110,816
Denmark — 0.1%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 6.74% ,
04/22/30
(b)
................ 100 116,369
Finland — 0.3%
(c)
Citycon Treasury BV , 1.63% , 03/12/28 100 110,449
Mehilainen Yhtiot Oy , 5.13% , 06/30/32 100 119,895
230,344
France — 5.4%
Atos SE
(c)(d)
9.00% , 12/18/29 ............ 63 85,169
5.00% , 12/18/30 ............ 29 32,109
Banijay Entertainment SAS , 7.00% ,
05/01/29
(c)
................ 100 121,724
Banque Federative du Credit Mutuel
SA , 1.25% , 06/03/30
(c)
........ 300 323,074
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77% , 07/18/30
(b) (c)
.... 100 112,255
Bouygues SA , 5.38% , 06/30/42
(c)
... 200 261,538
Capgemini SE , 3.50% , 09/25/34
(c)
... 100 116,355
Credit Agricole SA , (3-mo. EURIBOR +
0.68%), 0.50% , 09/21/29
(b) (c)
.... 200 219,283
Engie SA , 3.88% , 09/11/37
(c)
...... 100 117,315
Eutelsat SA , 9.75% , 04/13/29
(c)
.... 100 126,753
Forvia SE , 5.50% , 06/15/31
(c)
...... 100 120,710
Goldstory SAS , (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.02% ,
02/01/30
(b) (c)
............... 100 118,853
Iliad SA
(c)
5.38% , 02/15/29 ............ 100 123,938
4.25% , 01/09/32 ............ 100 118,042
IPD 3 BV , 5.50% , 06/15/31
(c)
...... 100 119,228
Lion/Polaris Lux 4 SA
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.56% , 07/01/29 .... 100 118,711
Security
Par (000)
Par (000) Value
France (continued)
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.56% , 07/01/29 .... EUR 100 $ 118,712
Loxam SAS , 4.25% , 02/15/31
(c)
.... 100 117,452
Lune Holdings SARL , 5.63% , 11/15/28
(c)
100 36,264
Maya SAS
5.38% , 04/15/30
(c)
........... 100 119,913
6.88% , 04/15/31
(c)
........... 100 124,710
8.50% , 04/15/31
(a)
........... USD 200 214,499
Opal Bidco SAS , 5.50% , 03/31/32
(c)
. EUR 100 121,513
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34 .... 100 123,496
(5-Year EURIBOR ICE Swap Rate +
2.20%), 4.75% , 03/24/37 .... 100 119,454
Renault SA , 3.88% , 09/30/30
(c)
..... 100 117,227
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(b) (c) (e)
................ 100 119,255
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(b) (c) (e)
................ 100 117,638
Worldline SA
(c)
4.13% , 09/12/28 ............ 200 191,344
5.25% , 11/27/29 ............ 100 90,879
5.50% , 06/10/30 ............ 100 90,994
4,058,407
Germany — 2.9%
(c)
alstria office AG , 5.50% , 03/20/31 ... 100 122,080
Bayer AG , (5-Year EUR Swap Annual +
3.75%), 4.50% , 03/25/82
(b)
..... 100 118,564
Brenntag Finance BV , 3.38% , 10/02/31 100 116,965
Dynamo Newco II GmbH , 6.25% ,
10/15/31 ................. 100 121,733
E.ON International Finance BV , 3.50% ,
09/03/35 ................. 100 116,636
Fressnapf Holding SE , 5.25% , 10/31/31 100 118,984
Grand City Properties SA , (5-Year EUR
Swap Annual + 2.18%), 1.50%
(b) (e)
100 114,812
Gruenenthal GmbH
6.75% , 05/15/30 ............ 100 123,544
4.63% , 11/15/31 ............ 100 119,871
IHO Verwaltungs GmbH , 8.75% , ( 8.75%
Cash or 9.50 % PIK), 05/15/28
(b) (f)
. 100 122,964
Nidda Healthcare Holding GmbH ,
7.00% , 02/21/30 ............ 100 122,389
Schaeffler AG , 4.25% , 04/01/28 .... 100 119,329
Traton Finance Luxembourg SA , (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
3.02% , 01/21/26
(b)
........... 100 117,666
Volkswagen Financial Services AG ,
0.13% , 02/12/27 ............ 32 36,308
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(b) (e)
. 100 121,840
Vonovia SE , Series B , 0.88% ,
05/20/32
(g)
................ 100 117,764
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b) (e)
................. 100 122,688
ZF Europe Finance BV
2.50% , 10/23/27 ............ 100 113,712
7.00% , 06/12/30 ............ 100 121,869
2,189,718

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Greece — 0.2%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88% , 06/28/35
(b) (c)
.......... EUR 100 $ 126,302
Ireland — 0.5%
Cedacri SpA , (3-mo. EURIBOR at
0.00% Floor + 5.50%), 7.54% ,
05/15/28
(b) (c)
............... 100 118,610
Flutter Treasury DAC , 4.00% ,
06/04/31
(c)
................ 124 145,888
GGAM Finance Ltd. , 6.88% , 04/15/29
(a)
USD 100 103,701
368,199
Israel — 0.2%
Teva Pharmaceutical Finance
Netherlands II BV , 7.88% , 09/15/31 EUR 100 140,739
Teva Pharmaceutical Finance
Netherlands III BV , 3.15% , 10/01/26 USD 40 39,200
179,939
Italy — 3.0%
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30
(c)
....... EUR 100 119,264
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.25% ,
09/30/31
(b) (c)
............... 100 118,308
Engineering - Ingegneria Informatica -
SpA , 11.13% , 05/15/28
(c)
....... 100 125,110
Eni SpA , (5-Year EUR Swap Annual +
2.08%), 4.50%
(b) (c) (e)
.......... 100 119,865
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.00% ,
01/15/30
(b) (c)
............... 100 117,113
Fibercop SpA
(c)
4.75% , 06/30/30 ............ 100 119,253
5.13% , 06/30/32 ............ 100 119,332
FIS Fabbrica Italiana Sintetici SpA ,
5.63% , 08/01/27
(c)
........... 100 118,293
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b) (c) (e)
250 303,372
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.76% , 12/15/29
(b) (c)
100 118,251
Itelyum Regeneration SpA , 5.75% ,
04/15/30
(c)
................ 100 119,447
Lottomatica Group SpA , 5.38% ,
06/01/30
(c)
................ 100 121,660
Nexi SpA , 0.00% , 02/24/28
(c) (g) (h)
.... 100 107,502
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.27% ,
05/17/31
(b) (c)
............... 100 118,280
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b) (c) (e)
. 100 122,470
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 5.87% ,
12/31/29
(b) (c)
............... 42 50,456
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.53% ,
07/31/31
(b) (c)
............... 100 117,746
Telecom Italia Capital SA , 7.72% ,
06/04/38 ................. USD 19 21,048
Unipol Assicurazioni SpA , 4.90% ,
05/23/34
(c)
................ EUR 100 123,629
2,280,399
Security
Par (000)
Par (000) Value
Japan — 0.8%
(c)
Nissan Motor Co. Ltd. , 5.25% , 07/17/29 EUR 100 $ 119,651
SoftBank Group Corp.
4.00% , 09/19/29 ............ 100 116,653
5.25% , 10/10/29 ............ 100 121,057
5.88% , 07/10/31 ............ 100 123,681
3.88% , 07/06/32 ............ 100 111,751
592,793
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd. ,
10.38% , 03/31/29
(c)
.......... GBP 100 130,770
Luxembourg — 1.8%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(f)
................. EUR 198 233,956
Encore Issuances SA , Series 155 ,
(3-mo. EURIBOR + 10.00%), 2.13% ,
11/06/25
(b) (c)
............... 12 13,552
Ephios Subco 3 SARL , 7.88% ,
01/31/31
(c)
................ 100 124,986
Essendi SA , 6.38% , 10/15/29
(c)
..... 100 123,904
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(c)
................ 48 57,290
INEOS Finance plc , 6.38% , 04/15/29
(c)
100 116,268
ION Platform Finance SARL , 6.50% ,
09/30/30
(c)
................ 100 117,405
Kleopatra Finco SARL , 4.25% ,
03/01/26
(c)
................ 100 66,089
Maxam Prill SARL , 6.00% , 07/15/30
(c)
200 238,383
Summer BC Holdco B SARL , (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.29% , 02/15/30
(b) (c)
.......... 100 115,294
Vivion Investments SARL , 8.25% ,
( 8.25 % Cash or 8.00 % PIK),
02/28/29
(c) (f)
................ 101 117,123
1,324,250
Netherlands — 2.0%
Boels Topholding BV , 5.75% , 05/15/30
(c)
100 121,765
Cooperatieve Rabobank UA , (3-mo.
EURIBOR + 0.52%), 0.38% ,
12/01/27
(b) (c)
............... 200 229,406
Heineken NV , 3.51% , 05/03/34
(c)
.... 100 118,027
ING Groep NV , (USISSO05 + 4.36%),
8.00%
(b) (c) (e)
................ USD 200 216,868
Q-Park Holding I BV , 5.13% , 02/15/30
(c)
EUR 100 121,267
Sunrise FinCo. I BV , 4.88% , 07/15/31
(a)
USD 200 190,530
VZ Secured Financing BV
5.00% , 01/15/32
(a)
........... 200 180,943
5.25% , 01/15/33
(c)
........... EUR 100 117,400
VZ Vendor Financing II BV , 2.88% ,
01/15/29
(c)
................ 100 110,676
Ziggo BV , 2.88% , 01/15/30
(c)
...... 100 111,670
1,518,552
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86% ,
11/15/83
(b) (c)
............... 100 130,184
Slovenia — 0.2%
United Group BV , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.29% ,
02/15/31
(b) (c)
............... 100 117,679

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 1.3%
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.52% , 05/01/30
(b) (c)
.... EUR 100 $ 118,132
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(b) (e)
........... USD 200 212,097
CaixaBank SA , (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b) (c) (e)
.... EUR 200 243,251
Grifols SA , 7.13% , 05/01/30
(c)
...... 100 123,671
Kaixo Bondco Telecom SA , 5.13% ,
09/30/29
(c)
................ 100 118,836
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(b) (c) (e)
100 126,653
942,640
Sweden — 0.4%
Preem Holdings AB , 12.00% , 06/30/27
(c)
80 97,116
Stena International SA , 7.25% ,
01/15/31
(a)
................ USD 200 203,904
301,020
Switzerland — 0.7%
Dufry One BV , 4.50% , 05/23/32
(c)
... EUR 100 120,641
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(c)
........... CHF 50 62,133
UBS Group AG , (USISSO05 + 3.63%),
6.85%
(a) (b) (e)
................ USD 200 206,237
VistaJet Malta Finance plc , 9.50% ,
06/01/28
(a)
................ 100 104,102
493,113
United Kingdom — 6.3%
Ardonagh Finco Ltd. , 6.88% , 02/15/31
(c)
EUR 100 121,352
Barclays plc , (5-year SONIA Mid-Swaps
Rate + 5.64%), 9.25%
(b) (e)
...... GBP 200 290,929
BCP V Modular Services Finance II
plc
(c)
6.13% , 11/30/28 ............ 100 125,557
6.50% , 07/10/31 ............ EUR 100 109,762
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(c)
................ GBP 116 149,298
Bracken MidCo1 plc , 6.75% , ( 6.75%
Cash or 7.50 % PIK), 11/01/27
(c) (f)
. 100 133,963
British Telecommunications plc , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83
(b) (c)
............... 100 144,310
California Buyer Ltd. , 5.63% , 02/15/32
(c)
EUR 100 122,183
CD&R Firefly Bidco plc , 8.63% ,
04/30/29
(c)
................ GBP 100 141,300
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50% , 05/21/55
(b) (c)
.... 100 137,684
ContourGlobal Power Holdings SA ,
5.00% , 02/28/30
(c)
........... EUR 100 120,180
Deuce Finco plc , 5.50% , 06/15/27
(c)
. GBP 100 134,239
Edge Finco plc , 8.13% , 08/15/31
(c)
.. 100 143,400
Froneri Lux FinCo SARL , 4.75% ,
08/01/32
(c)
................ EUR 100 118,439
Heathrow Finance plc , 4.13% ,
09/01/29
(c) (d)
............... GBP 100 125,039
INEOS Quattro Finance 2 plc , 8.50% ,
03/15/29
(c)
................ EUR 100 117,371
Market Bidco Finco plc
(c)
6.75% , 01/31/31 ............ 100 115,935
8.75% , 01/31/31 ............ GBP 100 132,235
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b) (e)
............... GBP 100 $ 82,111
4.88% , 09/26/31 ............ EUR 100 92,421
Motion Finco SARL , 7.38% , 06/15/30
(c)
200 211,525
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b) (e)
... GBP 200 273,686
OEG Finance plc , 7.25% , 09/27/29
(c)
. EUR 100 122,709
Pinewood Finco plc , 6.00% , 03/27/30
(c)
GBP 200 270,531
Pinnacle Bidco plc , 10.00% , 10/11/28
(c)
100 141,890
Stonegate Pub Co. Financing plc ,
10.75% , 07/31/29
(c)
.......... 100 134,858
Virgin Media Secured Finance plc ,
5.25% , 05/15/29
(c)
........... 100 131,265
Virgin Media Vendor Financing Notes III
DAC , 4.88% , 07/15/28
(c)
....... 100 130,994
Vmed O2 UK Financing I plc
4.50% , 07/15/31
(c)
........... 100 123,045
4.75% , 07/15/31
(a)
........... USD 200 188,249
5.63% , 04/15/32
(c)
........... EUR 100 120,353
Vodafone Group plc , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 4.13% ,
06/04/81
(b)
................ USD 7 6,548
Zegona Finance plc , 6.75% , 07/15/29
(c)
EUR 180 223,728
4,737,089
United States — 20.5%
AES Corp. (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60% ,
01/15/55
(b)
................ USD 100 103,586
Albertsons Cos., Inc. , 6.50% ,
02/15/28
(a)
................ 100 101,576
Alliant Holdings Intermediate LLC ,
7.00% , 01/15/31
(a)
........... 100 103,323
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 100 131,479
7.88% , 02/15/31
(a)
........... USD 100 104,849
American Airlines, Inc. , 5.75% ,
04/20/29
(a)
................ 100 100,383
American Axle & Manufacturing, Inc. ,
6.88% , 07/01/28 ............ 100 99,977
Amgen, Inc.
2.77% , 09/01/53 ............ 79 47,929
5.75% , 03/02/63 ............ 37 36,912
Antero Midstream Partners LP , 5.38% ,
06/15/29
(a)
................ 100 99,633
Ardagh Packaging Finance plc , 2.13% ,
08/15/26
(c)
................ EUR 100 114,168
Ares Capital Corp. , 5.10% , 01/15/31 . USD 55 54,603
Ares Strategic Income Fund , 4.85% ,
01/15/29
(a)
................ 75 74,222
Asbury Automotive Group, Inc. , 5.00% ,
02/15/32
(a)
................ 100 96,023
Avantor Funding, Inc. , 4.63% ,
07/15/28
(a)
................ 100 98,366
Avis Budget Car Rental LLC , 8.00% ,
02/15/31
(a)
................ 100 103,452
Ball Corp. , 4.25% , 07/01/32 ....... EUR 100 120,084
Bank of America Corp. , (1-day SOFR +
1.74%), 5.52% , 10/25/35
(b)
..... USD 55 56,336
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(a)
................ 100 104,219

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Beach Acquisition Bidco LLC , 5.25% ,
07/15/32
(c)
................ EUR 100 $ 120,350
Boeing Co. (The) , 3.75% , 02/01/50 .. USD 75 55,411
Booking Holdings, Inc. , 3.25% , 11/21/32 EUR 180 210,460
BP Capital Markets plc , 1.57% ,
02/16/27
(c)
................ 200 232,300
Broadcom, Inc. , 3.75% , 02/15/51
(a)
.. USD 48 37,565
Builders FirstSource, Inc. , 6.38% ,
06/15/32
(a)
................ 100 103,365
Caesars Entertainment, Inc. , 6.50% ,
02/15/32
(a)
................ 100 101,999
Capital One Financial Corp.
(b)
(1-day SOFR + 1.25%), 4.49% ,
09/11/31 ............... 58 57,531
(1-day SOFR + 1.63%), 5.20% ,
09/11/36 ............... 55 54,395
Carnival Corp. , 5.75% , 08/01/32
(a)
... 61 62,078
CCO Holdings LLC
(a)
5.13% , 05/01/27 ............ 100 99,328
5.00% , 02/01/28 ............ 100 99,037
4.75% , 03/01/30 ............ 100 95,957
Celanese US Holdings LLC , 6.75% ,
04/15/33 ................. 100 99,578
Charles River Laboratories
International, Inc. , 4.00% , 03/15/31
(a)
100 93,136
Charter Communications Operating
LLC
6.83% , 10/23/55 ............ 25 25,485
3.95% , 06/30/62 ............ 73 46,185
Chemours Co. (The) , 5.75% , 11/15/28
(a)
100 97,537
Churchill Downs, Inc. , 6.75% ,
05/01/31
(a)
................ 100 102,486
Citigroup, Inc.
(b)
6.35% , 09/09/30 ............ 260 260,000
(1-day SOFR + 1.47%), 5.33% ,
03/27/36 ............... 55 56,221
Clarios Global LP , 6.75% , 05/15/28
(a)
. 100 102,209
Clear Channel Outdoor Holdings, Inc. ,
7.13% , 02/15/31
(a)
........... 21 21,707
Cleveland-Cliffs, Inc. , 7.00% , 03/15/32
(a)
100 100,996
Cloud Software Group, Inc. , 6.50% ,
03/31/29
(a)
................ 378 381,410
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(a)
........... 100 102,724
Community Health Systems, Inc. ,
10.88% , 01/15/32
(a)
.......... 100 105,910
Comstock Resources, Inc. , 6.75% ,
03/01/29
(a)
................ 100 99,837
Cornerstone Building Brands, Inc. ,
9.50% , 08/15/29
(a)
........... 100 97,164
Coty, Inc. , 5.00% , 04/15/26
(a)
...... 37 36,888
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(a)
................ 100 97,366
CVS Health Corp. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.89%), 7.00% ,
03/10/55
(b)
................ 100 104,974
Darling Global Finance BV , 4.50% ,
07/15/32
(c)
................ EUR 100 118,535
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(a)
................ USD 100 100,956
Delek Logistics Partners LP , 7.38% ,
06/30/33
(a)
................ 7 7,118
Delta Air Lines, Inc.
4.95% , 07/10/28 ............ 74 74,898
5.25% , 07/10/30 ............ 59 60,191
Security
Par (000)
Par (000) Value
United States (continued)
Diamondback Energy, Inc. , 4.25% ,
03/15/52 ................. USD 35 $ 27,464
DirecTV Financing LLC
8.88% , 02/01/30
(a)
........... 119 117,938
Duke Energy Corp. , 3.75% , 04/01/31 EUR 155 185,298
EchoStar Corp. , 10.75% , 11/30/29 .. USD 100 110,017
EMRLD Borrower LP
6.38% , 12/15/30
(c)
........... EUR 100 122,657
6.63% , 12/15/30
(a)
........... USD 100 102,795
Equinix, Inc. , 3.40% , 02/15/52 ..... 37 25,897
EquipmentShare.com, Inc. , 9.00% ,
05/15/28
(a)
................ 100 105,822
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(a)
................ 100 93,843
Freedom Mortgage Holdings LLC ,
9.25% , 02/01/29
(a)
........... 100 105,218
Frontier Communications Holdings LLC ,
5.88% , 11/01/29 ............ 200 202,105
Gen Digital, Inc. , 6.75% , 09/30/27
(a)
. 100 101,533
GFL Environmental, Inc. , 4.38% ,
08/15/29
(a)
................ 100 97,561
Global Partners LP , 8.25% , 01/15/32
(a)
100 105,466
Goldman Sachs Bank USA , 6.60% ,
09/12/30
(b)
................ 260 260,000
Goldman Sachs Group, Inc. (The) ,
(1-day SOFR + 1.70%), 5.73% ,
01/28/56
(b)
................ 36 37,324
Goodyear Tire & Rubber Co. (The) ,
5.00% , 07/15/29 ............ 100 96,567
GS Finance Corp. , (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75% ,
02/14/30
(b)
................ 170 171,697
HCA, Inc. , 4.63% , 03/15/52 ....... 45 37,159
Helios Software Holdings, Inc. , 7.88% ,
05/01/29
(c)
................ EUR 100 122,850
Hilcorp Energy I LP , 8.38% , 11/01/33
(a)
USD 100 105,028
Hilton Grand Vacations Borrower LLC ,
5.00% , 06/01/29
(a)
........... 100 96,166
Honeywell International, Inc. , 3.75% ,
05/17/32 ................. EUR 200 240,455
HUB International Ltd. , 5.63% ,
12/01/29
(a)
................ USD 100 99,899
iHeartCommunications, Inc. , 9.13% ,
05/01/29
(a)
................ 100 89,939
Iron Mountain, Inc.
7.00% , 02/15/29
(a)
........... 100 103,053
4.50% , 02/15/31
(a)
........... 100 95,453
4.75% , 01/15/34
(c)
........... EUR 100 117,664
Jane Street Group , 4.50% , 11/15/29
(a)
USD 100 97,623
JetBlue Airways Corp. , 9.88% ,
09/20/31
(a)
................ 100 101,427
Kraft Heinz Foods Co. , 5.20% , 07/15/45 31 28,644
Kronos International, Inc. , 9.50% ,
03/15/29
(c)
................ EUR 100 123,724
Lamar Media Corp. , 4.88% , 01/15/29 USD 100 99,102
LCM Investments Holdings II LLC ,
4.88% , 05/01/29
(a)
........... 100 97,975
Level 3 Financing, Inc.
(a)
6.88% , 06/30/33 ............ 35 35,671
7.00% , 03/31/34 ............ 33 33,571
Match Group Holdings II LLC , 5.00% ,
12/15/27
(a)
................ 100 99,714
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/27
(a)
........ 100 100,229
McAfee Corp. , 7.38% , 02/15/30
(a)
... 100 92,759

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP
(a)
3.88% , 04/01/29 ............ USD 100 $ 96,445
5.25% , 10/01/29 ............ 100 99,135
MGM Resorts International , 6.13% ,
09/15/29 ................. 100 101,780
MPT Operating Partnership LP , 7.00% ,
02/15/32
(c)
................ EUR 106 130,040
Nationstar Mortgage Holdings, Inc. ,
6.50% , 08/01/29
(a)
........... USD 100 102,589
Nexstar Media, Inc. , 5.63% , 07/15/27
(a)
100 99,855
Nissan Motor Acceptance Co. LLC
(a)
1.85% , 09/16/26 ............ 100 96,391
5.63% , 09/29/28 ............ 43 43,028
Northern Oil & Gas, Inc. , 7.88% ,
10/15/33
(a)
................ 5 4,980
Novelis Corp. , 3.88% , 08/15/31
(a)
... 100 91,169
NRG Energy, Inc. , 5.25% , 06/15/29
(a)
100 99,676
OI European Group BV , 6.25% ,
05/15/28
(c)
................ EUR 100 121,172
Olin Corp. , 5.00% , 02/01/30 ....... USD 100 97,683
Olympus Water US Holding Corp.
(c)
9.63% , 11/15/28 ............ EUR 100 123,137
6.13% , 02/15/33 ............ 100 117,684
Oracle Corp.
5.38% , 09/27/54 ............ USD 30 27,559
3.85% , 04/01/60 ............ 104 71,517
Organon & Co.
2.88% , 04/30/28
(c)
........... EUR 100 114,334
5.13% , 04/30/31
(a)
........... USD 200 175,210
Outfront Media Capital LLC , 4.25% ,
01/15/29
(a)
................ 100 96,049
Panther Escrow Issuer LLC , 7.13% ,
06/01/31
(a)
................ 100 104,012
Paramount Global , (3-mo. SOFR +
4.16%), 6.25% , 02/28/57
(b)
..... 100 98,568
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(a)
........... 100 97,500
PennyMac Financial Services, Inc. ,
7.88% , 12/15/29
(a)
........... 100 106,130
Performance Food Group, Inc. , 4.25% ,
08/01/29
(a)
................ 100 97,139
Post Holdings, Inc. , 4.63% , 04/15/30
(a)
100 96,401
Prime Security Services Borrower LLC ,
5.75% , 04/15/26
(a)
........... 22 22,090
Quikrete Holdings, Inc. , 6.75% ,
03/01/33
(a)
................ 100 103,969
Rocket Cos., Inc.
(a)
6.13% , 08/01/30 ............ 25 25,658
6.38% , 08/01/33 ............ 25 25,803
Rocket Mortgage LLC , 3.63% ,
03/01/29
(a)
................ 100 95,373
Schneider Electric SE , 3.00% ,
03/02/32
(c)
................ EUR 200 234,148
SCIL IV LLC , 9.50% , 07/15/28
(c)
.... 100 123,211
Seagate Data Storage Technology Pte.
Ltd. , 9.63% , 12/01/32
(a)
........ USD 100 113,268
Sealed Air Corp. , 6.13% , 02/01/28
(a)
. 100 101,381
Service Corp. International , 5.75% ,
10/15/32 ................. 100 101,308
Service Properties Trust
3.95% , 01/15/28 ............ 100 93,587
4.38% , 02/15/30 ............ 100 84,998
Sherwin-Williams Co. (The) , 2.90% ,
03/15/52 ................. 35 22,073
Sirius XM Radio LLC , 3.13% ,
09/01/26
(a)
................ 100 98,620
Security
Par (000)
Par (000) Value
United States (continued)
Six Flags Entertainment Corp. , 5.38% ,
04/15/27 ................. USD 100 $ 99,741
Standard Industries, Inc. , 4.75% ,
01/15/28
(a)
................ 100 99,140
Star Parent, Inc. , 9.00% , 10/01/30
(a)
. 100 105,719
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(a)
................ 100 105,005
Sunoco LP , 4.50% , 04/30/30 ...... 100 96,285
Tallgrass Energy Partners LP , 7.38% ,
02/15/29
(a)
................ 100 102,984
Tenet Healthcare Corp.
4.38% , 01/15/30 ............ 100 97,254
6.75% , 05/15/31 ............ 100 103,528
Tenneco, Inc. , 8.00% , 11/17/28
(a)
... 100 100,183
T-Mobile USA, Inc.
3.40% , 10/15/52 ............ 38 26,038
5.25% , 06/15/55 ............ 30 27,926
TransDigm, Inc.
6.75% , 08/15/28
(a)
........... 100 101,906
4.63% , 01/15/29 ............ 100 97,997
6.00% , 01/15/33
(a)
........... 100 101,108
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(a)
........... 73 74,650
United Rentals North America, Inc. ,
3.88% , 02/15/31 ............ 100 94,602
Univision Communications, Inc.
(a)
8.00% , 08/15/28 ............ 100 103,622
9.38% , 08/01/32 ............ 5 5,328
USA Compression Partners LP
(a)
7.13% , 03/15/29 ............ 100 103,132
6.25% , 10/01/33 ............ 7 7,027
UWM Holdings LLC , 6.25% , 03/15/31
(a)
20 19,905
Venture Global LNG, Inc.
(a)
7.00% , 01/15/30 ............ 100 103,477
8.38% , 06/01/31 ............ 131 137,546
Venture Global Plaquemines LNG
LLC
(a)
6.50% , 01/15/34 ............ 15 15,790
6.75% , 01/15/36 ............ 15 15,933
Whirlpool Corp.
6.13% , 06/15/30 ............ 6 6,047
6.50% , 06/15/33 ............ 7 6,986
Windstream Services LLC , 7.50% ,
10/15/33
(a)
................ 7 6,998
Xerox Holdings Corp. , 8.88% ,
11/30/29
(a)
................ 25 13,506
XPLR Infrastructure Operating Partners
LP , 7.25% , 01/15/29
(a)
......... 100 102,672
15,398,419
Total Corporate Bonds — 49.4%
(Cost: $ 35,729,572 ) .............................. 37,069,910
Foreign Agency Obligations
Denmark — 0.1%
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.14%), 2.50% , 02/18/3021
(b) (c)
... GBP 100 100,889
France — 1.1%
Electricite de France SA
(c)
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b) (e)
......... EUR 200 225,121
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38%
(b) (e)
......... 100 116,524

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
4.13% , 06/17/31 ............ EUR 400 $ 490,313
831,958
Italy — 0.2%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(b) (c) (e)
................ 100 113,003
Total Foreign Agency Obligations — 1.4%
(Cost: $ 991,831 ) ................................ 1,045,850
Foreign Government Obligations
Brazil — 0.8%
Federative Republic of Brazil , 10.00% ,
01/01/27 ................. BRL 3 587,256
Colombia — 0.3%
Republic of Colombia
5.75% , 11/03/27 ............ COP 535,300 127,452
7.75% , 09/18/30 ............ 450,400 101,385
228,837
Czech Republic — 0.2%
Czech Republic
5.00% , 09/30/30 ............ CZK 2,240 112,403
4.50% , 11/11/32 ............ 1,180 57,500
169,903
France — 0.5%
French Republic , 3.20% , 05/25/35
(a) (c)
EUR 352 403,952
Hungary — 0.1%
Hungary Government Bond , 7.00% ,
10/24/35 ................. HUF 12,990 39,489
Indonesia — 0.3%
Republic of Indonesia
7.00% , 05/15/27 ............ IDR 1,221,000 75,499
6.75% , 07/15/35 ............ 1,229,000 75,588
8.25% , 05/15/36 ............ 553,000 37,732
7.13% , 06/15/38 ............ 658,000 40,826
229,645
Ireland — 1.3%
Republic of Ireland , 2.60% , 10/18/34
(c)
EUR 833 951,327
Italy — 0.7%
Buoni Poliennali del Tesoro , 3.65% ,
08/01/35
(a) (c)
............... 431 512,412
Malaysia — 0.1%
Malaysia Government Bond
3.83% , 07/05/34 ............ MYR 103 25,104
4.46% , 03/31/53 ............ 51 13,058
38,162
Mexico — 0.8%
Mex Bonos Desarr Fix Rt
7.00% , 09/03/26 ............ MXN 29 156,192
8.50% , 03/01/29 ............ 31 173,586
8.50% , 05/31/29 ............ —
(i)
1,765
7.50% , 05/26/33 ............ 35 181,364
8.00% , 02/21/36 ............ 8 41,196
7.75% , 11/13/42 ............ 10 45,185
599,288
Peru — 0.1%
Republic of Peru , 6.85% , 08/12/35
(a)
. PEN 160 48,680
Security
Par (000)
Par (000) Value
Philippines — 0.1%
Republic of Philippines
6.25% , 02/28/29 ............ PHP 2,260 $ 39,370
6.38% , 04/28/35 ............ 1,600 28,186
67,556
Poland — 0.5%
Republic of Poland
5.75% , 04/25/29 ............ PLN 626 178,578
4.75% , 07/25/29 ............ 364 100,454
5.00% , 10/25/34 ............ 199 53,307
5.00% , 10/25/35 ............ 202 53,510
2.00% , 08/25/36
(b)
........... 64 15,848
401,697
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 30.00% ,
09/12/29 ................. TRY 380 8,416
South Africa — 0.6%
Republic of South Africa
8.00% , 01/31/30 ............ ZAR 3,380 196,404
7.00% , 02/28/31 ............ 3,343 183,609
8.50% , 01/31/37 ............ 1,536 81,859
461,872
Spain — 1.6%
Bonos y Obligaciones del Estado
2.70% , 01/31/30 ............ EUR 271 320,703
3.45% , 10/31/34
(a) (c)
.......... 158 189,959
3.15% , 04/30/35
(a) (c)
.......... 578 675,975
1,186,637
Thailand — 0.3%
Kingdom of Thailand
2.50% , 11/17/29 ............ THB 7,662 248,243
4.00% , 06/17/55 ............ 42 1,833
250,076
United Kingdom — 0.2%
U.K. Treasury Bonds , 4.38% , 03/07/30
(c)
GBP 121 164,260
Uruguay — 0.0%
Oriental Republic of Uruguay , 9.75% ,
07/20/33 ................. UYU 408 11,200
Total Foreign Government Obligations — 8.5%
(Cost: $ 6,140,498 ) .............................. 6,360,665
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9 .9%
United States — 9.9%
(a)
A&D Mortgage Trust
Series 2024-NQM4, Class A1,
5.46%, 08/25/69 .......... USD 84 83,912
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... 86 86,988
Angel Oak Mortgage Trust
Series 2020-2, Class A2, 3.86%,
01/26/65
(b)
.............. 80 78,084
Series 2023-6, Class A2, 6.50%,
12/25/67
(d)
.............. 66 66,083
Series 2024-3, Class A1, 4.80%,
11/26/68
(d)
.............. 80 79,095
Series 2024-12, Class A1, 5.65%,
10/25/69
(d)
.............. 84 84,551
Series 2025-1, Class A1, 5.69%,
01/25/70
(d)
.............. 127 128,003

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-2, Class A1, 5.64%,
02/25/70
(d)
.............. USD 47 $ 47,645
Series 2025-8, Class A1, 5.41%,
07/25/70
(d)
.............. 50 49,899
Arroyo Mortgage Trust, Series 2019-1,
Class A1, 3.80%, 01/25/49
(b)
.... 11 10,864
Barclays Mortgage Loan Trust
(d)
Series 2024-NQM1, Class A1,
5.90%, 01/25/64 .......... 62 62,047
Series 2025-NQM3, Class A1,
5.64%, 05/25/65 .......... 96 96,561
BINOM Securitization Trust, Series
2021-INV1, Class A1, 2.03%,
06/25/56
(b)
................ 48 43,931
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A1,
5.11%, 07/25/62
(b)
......... 64 64,381
Series 2023-NQM1, Class A1,
5.76%, 01/25/63
(d)
......... 66 65,572
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(d)
......... 99 100,073
Series 2024-NQM7, Class A1,
5.55%, 10/27/64
(d)
......... 114 114,409
Series 2025-NQM2, Class A1,
5.68%, 11/25/64
(d)
......... 134 135,611
Series 2025-NQM4, Class A1,
5.61%, 02/25/65
(d)
......... 91 91,723
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 70 70,382
CIM Trust
(b)
Series 2021-R6, Class A1, 1.42%,
07/25/61 ............... 42 37,734
Series 2025-I1, Class M1, 6.44%,
10/25/69 ............... 100 101,127
COLT Mortgage Loan Trust
Series 2021-3, Class A1, 0.96%,
09/27/66
(b)
.............. 112 93,921
Series 2023-1, Class A1, 6.05%,
04/25/68
(d)
.............. 63 63,188
Series 2023-2, Class A1, 6.60%,
07/25/68
(d)
.............. 57 57,698
Series 2023-3, Class A2, 7.43%,
09/25/68
(d)
.............. 63 63,798
Series 2024-6, Class A1, 5.39%,
11/25/69
(d)
.............. 85 85,502
Series 2024-INV2, Class B1, 8.10%,
05/25/69
(b)
.............. 100 102,387
Series 2025-7, Class A1, 5.47%,
06/25/70
(d)
.............. 98 98,605
Series 2025-7, Class B1, 6.92%,
06/25/70
(b)
.............. 100 100,750
Series 2025-9, Class B1, 6.82%,
09/25/70
(b)
.............. 100 100,236
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%,
04/25/69
(d)
.............. 74 74,623
Series 2024-H5, Class A1, 5.85%,
08/26/69
(d)
.............. 155 156,144
Series 2024-H7, Class A1, 5.59%,
11/25/69
(b)
.............. 85 85,266
Series 2025-H1, Class A1, 5.74%,
02/25/70
(b)
.............. 125 126,231
Series 2025-H1, Class M1, 6.48%,
02/25/70
(b)
.............. 140 141,623
Security
Par (000)
Par (000) Value
United States (continued)
Deephaven Residential Mortgage Trust,
Series 2024-1, Class A1, 5.74%,
07/25/69
(d)
................ USD 78 $ 78,965
Ellington Financial Mortgage Trust
Series 2022-2, Class A1, 4.30%,
04/25/67
(b)
.............. 74 73,560
Series 2022-3, Class A1, 5.00%,
08/25/67
(d)
.............. 74 73,432
Series 2024-NQM1, Class A1A,
5.71%, 11/25/69
(d)
......... 82 82,130
GCAT Trust
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(d)
......... 73 72,734
Series 2024-INV4, Class A2, 5.50%,
12/25/54
(b)
.............. 88 88,006
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1, 3.75%,
07/25/61
(b)
................ 85 83,556
Homes Trust, Series 2023-NQM1,
Class A1, 6.18%, 01/25/68
(d)
.... 69 69,433
J.P. Morgan Mortgage Trust, Series
2017-2, Class A7, 3.50%, 05/25/47
(b)
89 80,179
MFA Trust
Series 2022-NQM1, Class M1,
4.27%, 12/25/66
(b)
......... 100 88,515
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(d)
.............. 88 88,271
Morgan Stanley Residential Mortgage
Loan Trust
(b)
Series 2025-NQM1, Class A1,
5.74%, 11/25/69 .......... 161 161,774
Series 2025-NQM1, Class M1,
6.50%, 11/25/69 .......... 180 182,147
Series 2025-NQM5, Class A1,
5.44%, 07/25/70 .......... 98 99,072
New Residential Mortgage Loan Trust
Series 2015-1A, Class A3, 3.75%,
05/28/52
(b)
.............. 7 6,640
Series 2017-2A, Class A4, 4.00%,
03/25/57
(b)
.............. 30 29,272
Series 2019-NQM4, Class A1,
2.49%, 09/25/59
(b)
......... 9 9,007
Series 2019-NQM4, Class A3,
2.80%, 09/25/59
(b)
......... 108 104,249
Series 2022-NQM5, Class A1,
6.30%, 11/25/52
(d)
......... 65 64,802
Series 2024-NQM1, Class A1,
6.13%, 03/25/64
(d)
......... 66 66,396
Series 2024-NQM1, Class B1,
7.91%, 03/25/64
(b)
......... 100 101,845
Series 2025-NQM1, Class A1,
0.00%, 01/25/65
(d)
......... 91 91,743
Series 2025-NQM1, Class M1,
6.47%, 01/25/65
(b)
......... 100 102,195
Series 2025-NQM4, Class A1,
0.00%, 07/25/65
(b)
......... 98 98,329
NYMT Loan Trust, Series 2025-CP1,
Class A1, 3.75%, 11/25/69
(b)
.... 98 93,914
OBX Trust
Series 2019-EXP1, Class B1A,
5.86%, 01/25/59
(b)
......... 75 75,316
Series 2022-NQM9, Class A3,
6.45%, 09/25/62
(d)
......... 67 66,703
Series 2023-NQM3, Class A1,
5.95%, 02/25/63
(d)
......... 80 80,477

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM11, Class A1,
5.87%, 06/25/64
(d)
......... USD 73 $ 73,710
Series 2024-NQM15, Class A1,
5.32%, 10/25/64
(d)
......... 82 81,875
Series 2024-NQM4, Class A1,
6.07%, 01/25/64
(d)
......... 64 64,651
PMT Loan Trust, Series 2024-INV1,
Class A3, 5.50%, 10/25/59
(b)
.... 92 92,124
PRET Trust, Series 2025-RPL1, Class
A1, 4.00%, 07/25/69
(d)
........ 94 91,120
PRKCM Trust, Series 2023-AFC1,
Class A1, 6.60%, 02/25/58
(d)
.... 106 106,377
PRPM Trust
Series 2024-NQM1, Class A1,
6.27%, 12/25/68
(d)
......... 71 71,908
Series 2025-NQM1, Class A1,
5.80%, 11/25/69
(d)
......... 82 82,636
Series 2025-NQM1, Class M1A,
6.64%, 11/25/69
(b)
......... 100 101,506
Series 2025-NQM3, Class A1,
5.61%, 05/25/70
(d)
......... 96 96,951
Radian Mortgage Capital Trust LLC,
Series 2024-J1, Class A8, 6.00%,
11/25/54
(b)
................ 59 59,758
RCKT Mortgage Trust, Series 2024-
CES8, Class A1A, 5.49%, 11/25/44
(d)
82 83,048
SAIF Securitization Trust, Series 2024-
CES1, Class A1, 5.96%, 07/25/54
(d)
138 138,756
Sequoia Mortgage Trust, Series 2024-
HYB1, Class A1A, 4.44%, 11/25/63
(b)
72 72,764
Starwood Mortgage Residential Trust,
Series 2021-2, Class A1, 0.94%,
05/25/65
(b)
................ 80 75,445
Towd Point Mortgage Trust, Series
2024-CES6, Class A1, 5.73%,
11/25/64
(d)
................ 82 83,219
TRK Trust, Series 2022-INV1, Class A2,
3.44%, 02/25/57
(b)
........... 100 88,246
Verus Securitization Trust
Series 2022-3, Class A1, 4.13%,
02/25/67
(d)
.............. 68 65,266
Series 2023-3, Class A1, 5.93%,
03/25/68
(d)
.............. 55 55,332
Series 2023-4, Class A1, 5.81%,
05/25/68
(d)
.............. 64 64,069
Series 2024-8, Class A1, 5.36%,
10/25/69
(b)
.............. 85 85,340
Series 2024-INV1, Class A1, 6.12%,
03/25/69
(d)
.............. 78 79,369
Series 2024-INV2, Class A1, 5.33%,
08/26/69
(d)
.............. 86 86,365
Series 2024-R1, Class A1, 5.22%,
09/25/69
(b)
.............. 84 83,836
Series 2025-6, Class A1, 5.42%,
07/25/70
(d)
.............. 99 99,353
7,444,333
Commercial Mortgage-Backed Securities — 10 .1%
United States — 10.1%
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.59%, 10/15/34
(a) (b)
100 100,062
Atrium Hotel Portfolio Trust
(a)(b)
Series 2024-ATRM, Class A, 5.59%,
11/10/29 ............... 50 50,961
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-ATRM, Class E, 9.52%,
11/10/29 ............... USD 30 $ 30,840
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 90 93,065
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 100 104,111
BAMLL Trust, Series 2024-BHP, Class
A, (1-mo. CME Term SOFR at 2.35%
Floor + 2.35%), 6.50%, 08/15/39
(a) (b)
90 90,237
BBCMS Mortgage Trust
Series 2025-C35, Class A5, 5.59%,
07/15/58
(b)
.............. 20 21,100
Series 2025-C35, Class AS, 5.84%,
07/15/58
(b)
.............. 15 15,732
Series 2025-C35, Class D, 4.50%,
07/15/58
(a)
.............. 29 23,641
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.64%, 11/15/41
(a) (b)
.... 60 60,131
BFLD Trust, Series 2025-FPM, Class C,
6.66%, 10/10/30
(a) (b)
.......... 100 100,549
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.54%, 06/15/41
(a) (b)
140 140,000
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.07%, 08/15/41
(a) (b)
.... 100 100,437
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.91%, 12/09/40 ... 90 89,613
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.84%, 08/15/39 ... 346 347,042
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.03%, 10/15/41 ... 135 135,717
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.12%, 10/15/41 .. 240 240,297
Series 2024-BRBK, Class E, (1-mo.
CME Term SOFR at 6.97% Floor
+ 6.97%), 11.11%, 10/15/41 .. 100 99,349
Series 2024-GPA3, Class C, (1-mo.
CME Term SOFR at 1.89% Floor
+ 1.89%), 6.04%, 12/15/39 ... 87 87,525
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 02/15/39 ... 111 110,751
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.69%, 06/15/37 ... 87 86,673
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.54%, 03/15/41 ... 88 88,119
BX Trust
(a)(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.07%, 02/15/36 ... 79 79,031
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.64%, 04/15/37 ... 101 100,795

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.00%, 01/15/39 ... USD 125 $ 124,883
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 6.84%, 05/15/38 ... 100 100,624
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.59%, 04/15/41 ... 115 115,630
Series 2025-TAIL, Class E, (1-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.45%, 06/15/35 ... 100 99,958
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.11%, 07/15/41
(a) (b)
.... 100 100,219
CENT, Series 2025-CITY, Class A,
5.09%, 07/10/40
(a) (b)
.......... 100 101,131
Citigroup Commercial Mortgage Trust
(a)
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 89,334
Series 2023-SMRT, Class A, 6.01%,
10/12/40
(b)
.............. 100 103,070
Commercial Mortgage Trust
(a)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(b)
.............. 200 203,734
Series 2025-167G, Class A, 5.50%,
08/10/40 ............... 47 47,174
Series 2025-167G, Class E, 8.47%,
08/10/40
(b)
.............. 20 20,024
CONE Trust, Series 2024-DFW1, Class
A, (1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.79%, 08/15/41
(a) (b)
185 184,853
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.92%,
11/10/41
(a) (b)
............... 70 70,298
DC Trust, Series 2024-HLTN, Class D,
7.98%, 04/13/40
(a) (b)
.......... 100 99,977
DK Trust, Series 2024-SPBX, Class D,
(1-mo. CME Term SOFR at 1.50%
Floor + 2.75%), 6.90%, 03/15/34
(a) (b)
100 100,187
Fontainebleau Miami Beach Mortgage
Trust, Series 2024-FBLU, Class A,
(1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.60%, 12/15/39
(a) (b)
140 140,044
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 5.69%,
03/15/39
(a) (b)
............... 100 100,187
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-IP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor +
1.06%), 5.22%, 10/15/36 .... 100 99,563
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.24%, 03/15/28 ... 100 100,406
Series 2024-RVR, Class D, 6.67%,
08/10/41 ............... 40 40,168
GSAT Trust, Series 2025-BMF, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.65%, 07/15/40
(a) (b)
100 99,994
Harvest Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.16%,
10/25/56 ................. 89 91,609
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.99%, 10/15/41
(a) (b)
99 98,864
Security
Par (000)
Par (000) Value
United States (continued)
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.69%, 05/15/37
(a) (b)
.... USD 140 $ 140,219
Hudson Yards Mortgage Trust
(a)
Series 2019-30HY, Class A, 3.23%,
07/10/39 ............... 100 95,068
Series 2019-55HY, Class A, 3.04%,
12/10/41
(b)
.............. 100 93,651
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.89%,
11/15/41
(a) (b)
............... 80 79,400
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
1.16%), 5.32%, 04/15/38
(a) (b)
.... 113 112,538
JW Trust, Series 2024-BERY, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.74%, 11/15/39
(a) (b)
140 140,219
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.74%, 06/15/39
(a) (b)
70 70,088
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.53%, 08/17/42
(a) (b)
.... 105 105,195
MCR Mortgage Trust
(a)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 5.91%, 02/15/37
(b)
.. 81 80,569
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 100 101,427
MHP, Series 2021-STOR, Class A,
(1-mo. CME Term SOFR at 0.70%
Floor + 0.81%), 4.97%, 07/15/38
(a) (b)
125 125,000
MIC Trust (The), Series 2023-MIC,
Class A, 8.73%, 12/05/38
(a) (b)
.... 180 194,954
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(a)
........... 100 104,133
NYC Commercial Mortgage Trust,
Series 2025-300P, Class E, 7.39%,
07/13/42
(a) (b)
............... 30 30,313
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 6.14%, 08/15/29
(a) (b)
100 100,446
PENN Commercial Mortgage Trust
(a)(b)
Series 2025-P11, Class A, 5.52%,
08/10/42 ............... 46 46,816
Series 2025-P11, Class C, 6.72%,
08/10/42 ............... 200 203,455
SCG Mortgage Trust, Series 2024-MSP,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 5.89%,
04/15/41
(a) (b)
............... 100 100,062
SDAL Trust, Series 2025-DAL, Class A,
(1-mo. CME Term SOFR at 2.44%
Floor + 2.44%), 6.59%, 04/15/42
(a) (b)
145 146,218
SELF Commercial Mortgage Trust,
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.69%, 11/15/34
(a) (b)
.... 50 49,906
SHR Trust, Series 2024-LXRY, Class A,
(1-mo. CME Term SOFR at 1.95%
Floor + 1.95%), 6.10%, 10/15/41
(a) (b)
100 100,125

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SREIT Trust, Series 2021-MFP2, Class
A, (1-mo. CME Term SOFR at 0.82%
Floor + 0.94%), 5.09%, 11/15/36
(a) (b)
USD 125 $ 124,922
UBS Commercial Mortgage Trust,
Series 2019-C17, Class C, 3.76%,
10/15/52
(b)
................ 160 139,925
VCC Trust, Series 2025-MC1, Class A1,
8.16%, 05/25/55
(a) (d)
.......... 87 86,740
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(a)
........... 60 60,894
Velocity Commercial Capital Loan Trust,
Series 2022-3, Class A, 5.22%,
06/25/52
(a) (b)
............... 66 65,581
Wells Fargo Commercial Mortgage
Trust, Series 2025-1918, Class A,
5.58%, 09/15/40
(a) (b)
.......... 100 100,582
7,526,155
Total Non-Agency Mortgage-Backed Securities — 20.0%
(Cost: $ 14,863,100 ) .............................. 14,970,488
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority ,
5.25% , 02/01/55 ............ 60 59,808
Collateralized Mortgage Obligations — 3.6%
(b)
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413 , Class F26 , (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.56% , 05/25/54 ........ 93 93,142
Series 5386 , Class FD , (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.61% , 03/25/54 .. 22 22,382
Series 5444 , Class FC , (SOFR
30 day Average at 1.12%
Floor and 7.00% Cap +
1.12%), 5.48% , 08/25/54 .. 216 216,800
Series 5448 , Class CF , (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.36% , 09/25/54 ........ 127 127,487
Series 5458 , Class DF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.46% , 10/25/54 ........ 223 223,240
Series 5458 , Class FB , (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
5.51% , 10/25/54 ........ 119 119,385
Series 5470 , Class AF , (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.46% , 11/25/54 ........ 191 191,416
Series 5478 , Class FH , (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.81% , 04/25/54 .. 76 76,461
Series 5480 , Class FA , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.81% , 03/25/54 ........ 74 74,978
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5505 , Class FB , (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.86% , 02/25/55 ........ USD 52 $ 52,367
Series 5505 , Class JF , (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.81% , 02/25/55 ........ 129 129,789
Series 5511 , Class QF , (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.71% , 03/25/55 ........ 202 203,446
Federal National Mortgage Association
Variable Rate Notes
Series 2024-38 , Class FE ,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.41% , 06/25/54 .. 126 126,485
Series 2024-75 , Class FC ,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.31% , 10/25/54 .. 146 145,560
Series 2024-91 , Class FA ,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.56% , 12/25/54 .. 99 99,829
Series 2024-94 , Class FB ,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.78% , 12/25/54 .. 24 23,774
Series 2025-13 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.66% , 03/25/55 .. 218 219,013
Series 2025-21 , Class FB ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.66% , 07/25/53 .. 53 53,417
Series 2025-31 , Class FA ,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.66% , 06/25/54 .. 204 205,050
Series 2025-32 , Class FA ,
(SOFR 30 day Average at
1.25% Floor and 6.50% Cap +
1.25%), 5.61% , 05/25/55 .. 143 143,394
Government National Mortgage
Association Variable Rate Notes
Series 2024-125 , Class HF ,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.39% , 08/20/54 .. 81 80,817
Series 2024-51 , Class TF , (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.39% , 03/20/54 .. 23 23,503
Series 2024-96 , Class FL ,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.54% , 06/20/54 .. 37 37,267
2,689,002
Mortgage-Backed Securities — 12.2%
Uniform Mortgage-Backed Securities
(j)
3.50% , 10/25/55 .......... 5,017 4,583,588
4.50% , 10/25/55 .......... 366 354,968

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% , 10/25/55 .......... USD 4,123 $ 4,212,006
9,150,562
Total U.S. Government Sponsored Agency Securities
—
15 .9%
(Cost: $ 11,923,122 ) .............................. 11,899,372
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 02/15/55 ............ 167 162,896
U.S. Treasury Inflation Linked Notes ,
1.88% , 07/15/35 ............ 167 168,360
Total U.S. Treasury Obligations — 0.4%
(Cost: $ 332,273 ) ................................ 331,256
Total Long-Term Investments — 109 .5%
(Cost: $ 80,343,712 ) .............................. 82,143,304
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills , 16.14% , 01/01/26
(k)
....... BRL —
(i)
53,154
Total Foreign Government Obligations — 0.1%
(Cost: $ 49,565 ) ................................ 53,154
Security
Shares
Shares Value
Money Market Funds — 1.2%
Dreyfus Treasury Securities Cash
Management , 3.98%
(l)
........ 927,086 $ 927,086
Total Money Market Funds — 1 .2%
(Cost: $ 927,086 ) ................................ 927,086
Total Short-Term Securities — 1.3%
(Cost: $ 976,651 ) ................................ 980,240
Total Options Purchased — 0.0%
(Cost: $ 10,548 ) ................................ 2,942
Total Investments Before Options Written — 110.8%
(Cost: $ 81,330,911 ) .............................. 83,126,486
Total Options Written — (0.0) %
(Premiums Received — $ (16,501) ) ................... (7,453)
Total Investments Net of Options Written — 110 .8%
(Cost: $ 81,314,410 ) .............................. 83,119,033
Liabilities in Excess of Other Assets — (10.8) % ........... (8,100,919)
Net Assets — 100.0% .............................. $ 75,018,114
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Perpetual security with no stated maturity date.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Convertible security.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.
(j)
Represents or includes a TBA transaction.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-OAT ............................................................... 2 12/08/25 $ 285 $ (1,298)
U.S. Treasury Long Bond ..................................................... 9 12/19/25 1,049 26,524
U.S. Treasury Ultra Bond ..................................................... 8 12/19/25 961 16,019
Long Gilt ................................................................ 1 12/29/25 122 (75)
U.S. Treasury 2-Year Note .................................................... 23 12/31/25 4,792 (4,932)
U.S. Treasury 5-Year Note .................................................... 104 12/31/25 11,354 (12,945)
23,293
Short Contracts
Euro-Bobl ............................................................... 7 12/08/25 968 (140)
Euro-Bund .............................................................. 2 12/08/25 302 (1,338)
Euro-Buxl ............................................................... 1 12/08/25 134 (3,276)
U.S. Treasury 10-Year Note ................................................... 15 12/19/25 1,687 1,800
U.S. Treasury 10-Year Ultra Note ............................................... 2 12/19/25 230 2,187
3-mo. SOFR ............................................................. 1 03/17/26 241 (589)
(1,356)
$ 21,937
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 141,239 USD 26,000 Barclays Bank plc 10/02/25 $ 537
BRL 181,305 USD 34,000 Goldman Sachs International 10/02/25 65
TRY 4,869,903 USD 111,333 Barclays Bank plc 10/24/25 3,608
TRY 456,527 USD 10,463 HSBC Bank plc 10/24/25 312
EUR 22,000 USD 25,740 Goldman Sachs International 10/30/25 136
MXN 4,720,019 USD 256,300 JPMorgan Chase Bank NA 10/30/25 623
PEN 181,896 USD 52,000 Citibank NA 10/30/25 349
USD 26,000 CAD 35,938 Standard Chartered Bank 10/30/25 139
USD 13,250 CHF 10,444 JPMorgan Chase Bank NA 10/30/25 82
USD 25,896 EUR 22,000 Citibank NA 10/30/25 20
USD 57,826 EUR 48,851 Morgan Stanley & Co. International plc 10/30/25 369
NGN 58,720,993 USD 37,385 Morgan Stanley & Co. International plc 11/04/25 1,993
USD 182,678 BRL 979,108 JPMorgan Chase Bank NA 11/04/25 265
EGP 142,020 USD 2,700 Bank of America NA 11/20/25 197
EGP 1,169,100 USD 21,600 Barclays Bank plc 11/20/25 2,246
EGP 275,400 USD 5,400 Citibank NA 11/20/25 218
EGP 290,844 USD 5,400 HSBC Bank plc 11/20/25 532
EGP 587,520 USD 10,800 JPMorgan Chase Bank NA 11/20/25 1,183
PEN 42,834 USD 12,234 JPMorgan Chase Bank NA 11/25/25 85
USD 229,444 COP 894,452,489 Citibank NA 11/25/25 2,940
USD 180,722 CZK 3,708,286 Morgan Stanley & Co. International plc 11/25/25 1,668
USD 40,767 HUF 13,492,659 Bank of America NA 11/25/25 289
USD 228,998 IDR 3,774,804,670 Bank of America NA 11/25/25 3,065
USD 23,831 MYR 99,428 Morgan Stanley & Co. International plc 11/25/25 175
USD 68,352 PHP 3,891,458 Citibank NA 11/25/25 1,754
USD 18,632 PLN 67,746 Goldman Sachs International 11/25/25 8
USD 397,454 PLN 1,430,693 UBS AG 11/25/25 4,144
USD 254,825 THB 8,054,755 Morgan Stanley & Co. International plc 11/25/25 5,171
ZAR 2,950,219 USD 169,427 Goldman Sachs International 11/25/25 740
ZAR 632,272 USD 36,344 UBS AG 11/25/25 125
NGN 59,649,910 USD 37,384 Citibank NA 12/05/25 2,351
USD 5,241 ARS 7,861,500 Citibank NA 12/11/25 359
USD 4,759 ARS 7,138,500 Goldman Sachs International 12/11/25 326
BRL 416,753 USD 75,000 Barclays Bank plc 12/17/25 1,889

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 40,231,218 USD 10,111 Morgan Stanley & Co. International plc 12/17/25 $ 44
USD 38,569 CHF 30,000 Morgan Stanley & Co. International plc 12/17/25 533
USD 6,458,213 EUR 5,461,000 JPMorgan Chase Bank NA 12/17/25 18,055
USD 3,898,171 GBP 2,863,000 Citibank NA 12/17/25 47,356
USD 60,952 JPY 8,898,000 Morgan Stanley & Co. International plc 12/17/25 302
EGP 397,549 USD 7,286 HSBC Bank plc 12/22/25 705
EGP 1,590,194 USD 28,326 JPMorgan Chase Bank NA 12/22/25 3,639
USD 10,750 ARS 16,770,000 Citibank NA 01/26/26 791
USD 3,752,773 EUR 3,126,287 HSBC Bank plc 09/16/26 19,583
128,971
BRL 976,118 USD 183,550 JPMorgan Chase Bank NA 10/02/25 (146)
USD 206,878 BRL 1,124,607 Barclays Bank plc 10/02/25 (4,428)
USD 34,000 BRL 181,815 HSBC Bank plc 10/02/25 (161)
USD 44,000 TRY 1,945,374 Barclays Bank plc 10/24/25 (1,915)
USD 1,200 TRY 53,438 HSBC Bank plc 10/24/25 (61)
CLP 16,184,000 USD 17,000 Citibank NA 10/30/25 (164)
CNY 1,588,383 USD 223,891 HSBC Bank plc 10/30/25 (590)
COP 291,054,527 USD 75,077 Citibank NA 10/30/25 (1,121)
CZK 3,703,153 USD 180,582 JPMorgan Chase Bank NA 10/30/25 (1,859)
HUF 37,213,052 USD 112,480 UBS AG 10/30/25 (658)
IDR 4,986,651,036 USD 299,976 Citibank NA 10/30/25 (1,256)
INR 27,713,148 USD 313,155 Citibank NA 10/30/25 (1,749)
JPY 7,161,019 USD 48,700 Bank of America NA 10/30/25 (120)
KRW 36,139,740 USD 26,000 HSBC Bank plc 10/30/25 (231)
MYR 1,318,030 USD 314,618 Barclays Bank plc 10/30/25 (1,350)
PLN 601,529 USD 166,708 JPMorgan Chase Bank NA 10/30/25 (1,276)
RON 181,671 USD 42,183 Citibank NA 10/30/25 (295)
THB 8,999,496 USD 282,896 Morgan Stanley & Co. International plc 10/30/25 (4,510)
USD 26,000 JPY 3,844,950 Barclays Bank plc 10/30/25 (84)
USD 53,550 PEN 187,990 Goldman Sachs International 10/30/25 (553)
ZAR 3,082,516 USD 178,226 Bank of America NA 10/30/25 (103)
BRL 182,053 USD 34,000 Morgan Stanley & Co. International plc 11/04/25 (83)
USD 552,380 MXN 10,177,142 HSBC Bank plc 11/25/25 (66)
USD 41,481 MXN 764,965 Standard Chartered Bank 11/25/25 (44)
USD 12,163 PEN 42,500 Citibank NA 11/25/25 (60)
USD 45,558 PEN 158,793 JPMorgan Chase Bank NA 11/25/25 (111)
USD 943 TRY 41,247 Citibank NA 11/25/25 (6)
USD 11,251 UYU 452,484 Citibank NA 11/25/25 (100)
USD 654,866 ZAR 11,436,245 Morgan Stanley & Co. International plc 11/25/25 (4,771)
ARS 29,580,000 USD 20,000 JPMorgan Chase Bank NA 12/11/25 (1,630)
USD 308,260 BRL 1,703,813 Barclays Bank plc 12/17/25 (6,087)
USD 694,456 EUR 591,000 Barclays Bank plc 12/17/25 (2,510)
USD 683,303 EUR 580,000 HSBC Bank plc 12/17/25 (691)
USD 320,426 EUR 272,000 Standard Chartered Bank 12/17/25 (344)
USD 89,128 MXN 1,675,448 Barclays Bank plc 12/17/25 (1,607)
USD 49,787 TRY 2,225,042 Barclays Bank plc 12/26/25 (72)
ARS 20,520,348 USD 13,852 Citibank NA 01/26/26 (1,666)
ARS 11,387,872 USD 7,648 JPMorgan Chase Bank NA 01/26/26 (885)
USD 3,740,562 EUR 3,179,017 Barclays Bank plc 03/18/26 (25,499)
USD 6,041,453 EUR 5,100,000 Morgan Stanley & Co. International plc 03/18/26 (322)
(69,184)
$ 59,787

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
JPMorgan Chase
Bank NA 11/26/25 3 .65 % USD 520 $ 2,942
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/14/25 3 .10 % USD 880 $ (1,203)
5-Year Interest Rate Swap
(a)
. 3.10% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/18/25 3 .10 USD 1,105 (1,686)
5-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/20/25 3 .05 USD 1,551 (1,960)
5-Year Interest Rate Swap
(a)
. 3.07% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/21/25 3 .07 USD 1,678 (2,398)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/26/25 3 .15 USD 520 (206)
$ (7,453)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 836 $ 70,179 $ 53,140 $ 17,039
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly 12/20/29 BB- EUR 514 61,941 41,695 20,246
$ 132,120 $ 94,835 $ 37,285
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 2,579 $ (827) $ — $ (827)
7.84% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 946 (70) — (70)
1-day MXIBTIIE Monthly 7.79% Monthly N/A 02/25/26 MXN 1,074 126 — 126
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 2,929 841 — 841
8.45% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 177 (74) — (74)
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 277 (83) — (83)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.53% Annual 1-day SOFR Annual N/A 04/01/26 USD 4,000 $ (15,166) $ — $ (15,166)
8.18% Quarterly 3-mo. JIBAR Quarterly N/A 04/02/26 ZAR 271 (129) — (129)
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 502 (255) — (255)
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 522 99 — 99
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 1,424 266 — 266
1-day MXIBTIIE Monthly 7.66% Monthly N/A 06/01/26 MXN 596 114 — 114
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/01/26 MXN 219 46 — 46
7.97% Quarterly 3-mo. JIBAR Quarterly N/A 06/06/26 ZAR 355 (158) — (158)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 2,751 (647) — (647)
1-day MXIBTIIE Monthly 7.69% Monthly N/A 06/26/26 MXN 122 28 — 28
1-day MXIBTIIE Monthly 7.49% Monthly N/A 08/04/26 MXN 243 42 — 42
7.06% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 822 (97) — (97)
7.03% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,741 (181) — (181)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,963 (110) — (110)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 405 (22) 11 (33)
6.86% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 805 (7) — (7)
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 406 110 — 110
4.46% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 360 (143) — (143)
4.43% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 84 (26) — (26)
4.22% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 167 38 — 38
4.31% At Termination 6-mo. WIBOR Semi-Annual N/A 09/17/26 PLN 170 13 — 13
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 406 (984) — (984)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 382 (14) — (14)
1-day MXIBTIIE Monthly 7.62% Monthly N/A 11/18/26 MXN 394 141 — 141
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 1,074 1,449 — 1,449
6-mo. BUBOR Semi-Annual 6.04% Annual N/A 03/19/27 HUF 2,568 (28) — (28)
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 7,004 730 — 730
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 457 (181) — (181)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 194 (2,104) — (2,104)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 116 (1,251) — (1,251)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 18,004 (563) — (563)
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 11,000 (296) — (296)
6-mo. BUBOR Semi-Annual 5.94% Annual N/A 09/17/27 HUF 7,542 (124) — (124)
6-mo. BUBOR Semi-Annual 6.02% Annual N/A 09/17/27 HUF 13,400 (164) — (164)
6-mo. BUBOR Semi-Annual 6.10% Annual N/A 09/17/27 HUF 3,715 (29) — (29)
6-mo. BUBOR Semi-Annual 6.20% Annual N/A 09/17/27 HUF 7,384 (17) — (17)
7.08% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 191 (76) — (76)
6.79% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 187 (15) — (15)
6.93% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 94 (22) 3 (25)
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 457 (136) — (136)
7.02% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 405 (132) — (132)
4.05% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 130 29 — 29
4.03% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 127 40 — 40
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 310 194 — 194
4.27% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 275 (255) — (255)
4.18% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 64 (29) — (29)
4.31% Annual 1-day SOFR Annual N/A 08/31/28 USD 5,250 (140,562) — (140,562)
3-mo. CD_KSDA Quarterly 2.37% Quarterly N/A 09/17/28 KRW 50,679 (169) — (169)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 111,219 (300) — (300)
3-mo. CD_KSDA Quarterly 2.40% Quarterly N/A 09/17/28 KRW 213,147 (559) — (559)
3-mo. CD_KSDA Quarterly 2.41% Quarterly N/A 09/17/28 KRW 11,295 (29) — (29)
3-mo. CD_KSDA Quarterly 2.44% Quarterly N/A 09/17/28 KRW 44,485 (80) — (80)
1-day MIBOR Semi-Annual 5.54% Semi-Annual N/A 09/17/28 INR 16,282 (13) — (13)
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 439 (379) — (379)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 220 (63) — (63)
1-day MXIBTIIE Monthly 7.77% Monthly N/A 11/14/29 MXN 87 93 — 93
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 237 846 — 846
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 292 (1,008) — (1,008)

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.78% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 107 $ (117) $ — $ (117)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 1,090 — 1,090
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 5,273 1,075 — 1,075
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 01/31/30 EUR 10 (31) 1 (32)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 7 (26) (4) (22)
6-mo. EURIBOR Semi-Annual 2.21% Annual N/A 01/31/30 EUR 31 (83) 5 (88)
6-mo. EURIBOR Semi-Annual 2.29% Annual N/A 01/31/30 EUR 15 (23) (2) (21)
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 12 219 3 216
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 35 771 735 36
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 02/03/30 EUR 5 (14) — (14)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 24 463 51 412
7.80% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 133 (149) — (149)
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 361 (1,043) — (1,043)
1-day SOFR Annual 3.92% Annual N/A 02/26/30 USD 1,400 27,499 — 27,499
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 655 (12) — (12)
6-mo. PRIBOR Semi-Annual 3.60% Annual N/A 03/19/30 CZK 240 (135) — (135)
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 132 2,101 — 2,101
6-mo. BUBOR Semi-Annual 6.15% Annual N/A 03/19/30 HUF 1,065 (10) — (10)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 2,905 388 — 388
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,078 (2,454) — (2,454)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 361 (351) — (351)
7.82% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 133 (155) — (155)
7.77% Monthly 1-day MXIBTIIE Monthly N/A 05/27/30 MXN 163 (174) — (174)
7.82% Monthly 1-day MXIBTIIE Monthly N/A 05/27/30 MXN 60 (70) — (70)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 133 (1,040) — (1,040)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 137 162 — 162
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 373 442 — 442
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 201 (145) — (145)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 06/18/30 CZK 74 (44) — (44)
7.77% Monthly 1-day MXIBTIIE Monthly N/A 06/21/30 MXN 44 (47) — (47)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 376 360 — 360
1-day MXIBTIIE Monthly 7.67% Monthly N/A 07/30/30 MXN 201 168 — 168
1-day MXIBTIIE Monthly 7.69% Monthly N/A 07/30/30 MXN 2,161 1,906 — 1,906
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly N/A 09/17/30 CNY 677 (929) — (929)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly N/A 09/17/30 CNY 90 (55) — (55)
6-mo. PRIBOR Semi-Annual 3.39% Annual N/A 09/17/30 CZK 358 (412) — (412)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 855 (962) — (962)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 748 (602) — (602)
6-mo. PRIBOR Semi-Annual 3.62% Annual N/A 09/17/30 CZK 240 (159) — (159)
6-mo. PRIBOR Semi-Annual 3.64% Annual N/A 09/17/30 CZK 719 (440) — (440)
6-mo. PRIBOR Semi-Annual 3.81% Annual N/A 09/17/30 CZK 478 (111) — (111)
6-mo. WIBOR Semi-Annual 4.04% Annual N/A 09/17/30 PLN 309 (429) — (429)
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 97 (17) — (17)
6-mo. WIBOR Semi-Annual 4.14% Annual N/A 09/17/30 PLN 109 (6) — (6)
6-mo. WIBOR Semi-Annual 4.23% Annual N/A 09/17/30 PLN 54 50 — 50
6-mo. WIBOR Semi-Annual 4.33% Annual N/A 09/17/30 PLN 231 507 — 507
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 2,905 (113) — (113)
6-mo. BUBOR Semi-Annual 6.16% Annual N/A 09/17/30 HUF 1,217 (17) — (17)
6-mo. BUBOR Semi-Annual 6.21% Annual N/A 09/17/30 HUF 599 (4) — (4)
6-mo. BUBOR Semi-Annual 6.22% Annual N/A 09/17/30 HUF 1,511 (10) — (10)
6-mo. BUBOR Semi-Annual 6.27% Annual N/A 09/17/30 HUF 1,191 — — —
7.63% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 572 (867) — (867)
7.37% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 282 (246) 30 (276)
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,078 (1,550) — (1,550)
7.49% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 1,210 (1,433) — (1,433)
7.22% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 560 (283) — (283)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.10% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 114 $ 55 $ — $ 55
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 113 77 — 77
4.08% Annual 6-mo. WIBOR Semi-Annual 12/17/25
(a)
12/17/30 PLN 114 75 — 75
1-day SOFR Annual 3.86% Annual N/A 04/01/31 USD 400 7,924 — 7,924
1-day MIBOR Semi-Annual 6.44% Semi-Annual N/A 09/18/34 INR 2,963 1,181 — 1,181
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 343 368 — 368
1-day THOR Quarterly 1.35% Quarterly N/A 09/17/35 THB 730 (219) — (219)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 730 (166) — (166)
1-day THOR Quarterly 1.58% Quarterly N/A 09/17/35 THB 42 15 — 15
1-day THOR Quarterly 1.61% Quarterly N/A 09/17/35 THB 314 140 — 140
$ (130,449) $ 833 $ (131,282)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 166 $ (28) $ — $ (28)
14.74% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 69 9 — 9
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 166 12 — 12
14.87% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/26 BRL 147 4 — 4
14.90% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 68 — — —
14.95% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 34 (1) — (1)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 16,818 33 — 33
8.40% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 7,045 8 — 8
8.61% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 14,916 10 — 10
8.64% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 6,898 4 — 4
8.69% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 3,471 2 — 2
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 16,818 56 — 56
1-day
BZDIOVER At Termination 10.81% At Termination Bank of America NA 01/04/27 BRL 13 (160) — (160)
1-day
BZDIOVER At Termination 12.21% At Termination Barclays Bank plc 01/04/27 BRL 132 (839) — (839)
1-day
BZDIOVER At Termination 14.17% At Termination Barclays Bank plc 01/04/27 BRL 18 1 — 1
1-day
BZDIOVER At Termination 14.20% At Termination Barclays Bank plc 01/04/27 BRL 9 — — —
1-day
BZDIOVER At Termination 12.44% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 785 (4,943) — (4,943)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 279 (585) — (585)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 325 (571) — (571)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 500 (878) — (878)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 1,306 (1,369) — (1,369)

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.31% At Termination Barclays Bank plc 01/02/29 BRL 31 $ 4 $ — $ 4
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 70 (4) — (4)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 193 50 — 50
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 61 35 — 35
1-day
BZDIOVER At Termination 13.42% At Termination Bank of America NA 01/02/29 BRL 133 101 — 101
1-day
BZDIOVER At Termination 13.43% At Termination Barclays Bank plc 01/02/29 BRL 29 20 — 20
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 70 384 — 384
8.63% Quarterly 1-day IBR Quarterly Barclays Bank plc 04/04/30 COP 166,922 68 — 68
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 331,185 1,616 — 1,616
8.58% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 138,740 182 — 182
8.67% Quarterly 1-day IBR Quarterly Bank of America NA 09/17/30 COP 135,835 46 — 46
8.74% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 293,736 (114) — (114)
8.86% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 68,346 (111) — (111)
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc 01/02/31 BRL 187 (549) — (549)
1-day
BZDIOVER At Termination 13.48% At Termination Barclays Bank plc 01/02/31 BRL 22 36 — 36
$ (7,471) $ — $ (7,471)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 693 $ 1,106 $ (6,086) $ 7,192
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 92 147 (808) 955
$ 1,253 $ (6,894) $ 8,147
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .74
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 7 .85
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .49
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .65
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .57
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .00
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .62

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .48%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .10
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .50
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .48
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 95,674 $ (6) $ 88,777 $ (182,774) $ —
OTC Swaps ..................................................... — (6,894) 10,828 (10,152) —
Options Written ................................................... N/A N/A 9,048 — (7,453)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 46,530 $ — $ 46,530
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 128,971 — — 128,971
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 2,942 — 2,942
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 37,285 — — 51,492 — 88,777
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 10,828 — 10,828
$ — $ 37,285 $ — $ 128,971 $ 111,792 $ — $ 278,048
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 24,593 $ — $ 24,593
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 69,184 — — 69,184
Options written
(b)
Options written at value ..................... — — — — 7,453 — 7,453
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 182,774 — 182,774
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 17,046 — 17,046
$ — $ — $ — $ 69,184 $ 231,866 $ — $ 301,050
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (289,724) $ — $ (289,724)
Forward foreign currency exchange contracts .... — — — (474,352) — — (474,352)
Options purchased
(a)
..................... — (4,564) — — (23,945) — (28,509)
Options written ........................ — 573 — — 68,187 — 68,760
Swaps .............................. — 69,294 — — (3,084) — 66,210
$ — $ 65,303 $ — $ (474,352) $ (248,566) $ — $ (657,615)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 92,440 $ — $ 92,440
Forward foreign currency exchange contracts .... — — — 102,341 — — 102,341
Options purchased
(b)
..................... — 3,975 — — (7,606) — (3,631)
Options written ........................ — (453) — — 2,837 — 2,384
Swaps .............................. — 17,132 — — 76,391 — 93,523
$ — $ 20,654 $ — $ 102,341 $ 164,062 $ — $ 287,057
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 19,276,414
Average notional value of contracts — short ................................................................................. 6,325,174
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 25,928,325
Average amounts sold — in USD ........................................................................................ 3,196,435
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... 508
Average notional value of swaption contracts purchased ......................................................................... 487,000
Average notional value of swaption contracts written ........................................................................... 6,289,222
Credit default swaps
Average notional value — sell protection ................................................................................... 1,064,449
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 10,945,839
Average notional value — receives fixed rate ................................................................................ 4,285,164
Total return swaps
Average notional value ............................................................................................... 1,312,706
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 8,012 $ 11,490
Forward f oreign currency exchange contracts ................................................................. 128,971 69,184
Options
(a) (b)
........................................................................................ 2,942 7,453
Swaps — centrally cleared .............................................................................. 2,444 —
Swaps — OTC
(c)
..................................................................................... 10,828 17,046
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 153,197 $ 105,173
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(10,456) (11,490)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 142,741 $ 93,683

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 3,702 $ (2,908) $ — $ — $ 794
Barclays Bank plc ................................ 10,810 (10,810) — — —
Citibank NA .................................... 56,138 (6,417) — — 49,721
Goldman Sachs International ........................ 1,275 (553) — — 722
HSBC Bank plc .................................. 21,132 (1,800) — — 19,332
JPMorgan Chase Bank NA .......................... 35,021 (23,237) — — 11,784
Morgan Stanley & Co. International plc .................. 10,255 (10,255) — — —
Standard Chartered Bank ........................... 139 (139) — — —
UBS AG ...................................... 4,269 (658) — — 3,611
$ 142,741 $ (56,777) $ — $ — $ 85,964
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 2,908 $ (2,908) $ — $ — $ —
Barclays Bank plc ................................ 46,076 (10,810) — — 35,266
Citibank NA .................................... 6,417 (6,417) — — —
Goldman Sachs International ........................ 553 (553) — — —
HSBC Bank plc .................................. 1,800 (1,800) — — —
JPMorgan Chase Bank NA .......................... 23,237 (23,237) — — —
Morgan Stanley & Co. International plc .................. 11,646 (10,255) — — 1,391
Standard Chartered Bank ........................... 388 (139) — — 249
UBS AG ...................................... 658 (658) — — —
$ 93,683 $ (56,777) $ — $ — $ 36,906
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 10,465,763 $ — $ 10,465,763
Corporate Bonds ........................................ — 37,069,910 — 37,069,910
Foreign Agency Obligations ................................. — 1,045,850 — 1,045,850
Foreign Government Obligations .............................. — 6,360,665 — 6,360,665
Non-Agency Mortgage-Backed Securities ........................ — 14,970,488 — 14,970,488
U.S. Government Sponsored Agency Securities .................... — 11,899,372 — 11,899,372
U.S. Treasury Obligations ................................... — 331,256 — 331,256

Schedule of Investments
(continued)
September 30, 2025
BATS: Series I Portfolio
Schedule of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Foreign Government Obligations .............................. $ — $ 53,154 $ — $ 53,154
Money Market Funds ...................................... 927,086 — — 927,086
Options Purchased
Interest rate contracts ...................................... — 2,942 — 2,942
$ 927,086 $ 82,199,400 $ — $ 83,126,486
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 37,285 $ — $ 37,285
Foreign currency exchange contracts ............................ — 128,971 — 128,971
Interest rate contracts ....................................... 46,530 62,320 — 108,850
Liabilities
Foreign currency exchange contracts ............................ — (69,184) — (69,184)
Interest rate contracts ....................................... (24,593) (200,379) — (224,972)
$ 21,937 $ (40,987) $ — $ (19,050)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BATS: Series I
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 83,126,486
Cash pledged: –
Futures contracts .................................................................................................... 273,000
Centrally cleared swaps ................................................................................................ 178,000
Foreign currency, at value
(b)
............................................................................................... 936,825
Receivables: –
Swaps .......................................................................................................... 8
Capital shares sold ................................................................................................... 25,749
Interest — unaffiliated ................................................................................................. 822,935
From the Manager ................................................................................................... 3,732
Variation margin on futures contracts ....................................................................................... 8,012
Variation margin on centrally cleared swaps .................................................................................. 2,444
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 128,971
OTC swaps ........................................................................................................ 10,828
Prepaid e xpenses ..................................................................................................... 78
Total a ssets .........................................................................................................
85,517,068
LIABILITIES
Bank overdraft ........................................................................................................ 8,776
Options written, at value
(c)
................................................................................................ 7,453
Payables: –
Investments purchased ................................................................................................ 9,953,708
Deferred foreign capital gain tax .......................................................................................... 373
Income dividend distributions ............................................................................................ 354,900
Professional fees .................................................................................................... 76,024
Variation margin on futures contracts ....................................................................................... 11,490
Swap premiums received ................................................................................................ 6,894
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 69,184
OTC swaps ........................................................................................................ 10,152
Total li abilities ........................................................................................................
10,498,954
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 75,018,114
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 74,634,825
Accumulated earnings .................................................................................................. 383,289
NET ASSETS ........................................................................................................
$ 75,018,114
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 81,330,911
(b)
  Foreign currency, at cost ....................................................................................... $ 935,228
(c)
  Premiums received ........................................................................................... $ 16,501
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
September 30, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BATS: Series I
Portfolio
NET ASSET VALUE
Net assets .........................................................................................................
$ 75,018,114
Shares outstanding ...................................................................................................
7,451,021
Net asset value .....................................................................................................
$ 10.07
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BATS: Series I
Portfolio
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 4,065,174
Payment-in-kind interest — unaffiliated ..................................................................................... 9,132
Foreign taxes withheld ................................................................................................ (2,049)
Total investment income .................................................................................................
4,072,257
EXPENSES
Professional ....................................................................................................... 40,338
Administration ..................................................................................................... 35,285
Trustees and Officer .................................................................................................. 2,530
Total expenses excluding interest expense .....................................................................................
78,153
Interest expense .................................................................................................... 202
Total expenses .......................................................................................................
78,355
Less: –
Administration fees waived ............................................................................................. (35,285)
Fees waived and/or reimbursed by the Manager ............................................................................... (42,868)
Total expenses after fees waived and/or reimbursed ..............................................................................
202
Net investment income ..................................................................................................
4,072,055
REALIZED AND UNREALIZED GAIN (LOSS) $ 156,810
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... (7,599)
Forward foreign currency exchange contracts ............................................................................... (474,352)
Foreign currency transactions ......................................................................................... (348,615)
Futures contracts .................................................................................................. (289,724)
Options written ................................................................................................... 68,760
Swaps ......................................................................................................... 66,210
A
(985,320)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 851,884
Forward foreign currency exchange contracts ............................................................................... 102,341
Foreign currency translations .......................................................................................... (442)
Futures contracts .................................................................................................. 92,440
Options written ................................................................................................... 2,384
Swaps ......................................................................................................... 93,523
A
1,142,130
Net realized and unrealized gain ...........................................................................................
156,810
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,228,865
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ..............................................................
$ (362)
(b)
  Net of increase in deferred foreign capital gain tax of ...........................................................................
$ (76)

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BATS: Series I Portfolio
Year Ended
09/30/25
Period from
03/06/24
(a)
to 09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,072,055  $ 1,782,615
Net realized gain (loss) .............................................................................. (985,320) 259,707
Net change in unrealized appreciation (depreciation) .......................................................... 1,142,130  654,922
Net increase in net assets resulting from operations ............................................................. 4,228,865  2,697,244
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................................... (4,710,726) (1,832,094)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 19,578,602  55,056,223
NET ASSETS
Total increase in net assets ............................................................................. 19,096,741  55,921,373
Beginning of period .................................................................................. 55,921,373  —
End of period ......................................................................................
$ 75,018,114  $ 55,921,373
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.18% and 0.00%, respectively.
(i)
Rounds to less than 0.01%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BATS: Series I Portfolio
Year Ended
09/30/25
Period from
03/06/24
(a)
to 09/30/24
Net asset value, beginning of period ........................................................................
$ 10.16  $ 10.00
Net investment income
(b)
................................................................................
0 .58  0 .35
Net realized and unrealized gain ...........................................................................
0.00  0.17
Net increase from investment operations ....................................................................... 0.58  0.52
Distributions
(c)
– –
From net investment income .............................................................................
( 0 .62 ) ( 0 .36 )
From net realized gain ..................................................................................
( 0 .05 ) —
Total distributions ...................................................................................... (0.67) (0.36)
Net asset value, end of period ............................................................................. $ 10.07  $ 10.16
Total Return
(d)
Based on net asset value ................................................................................. 5.99% 5.28%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................................................
0.11% 0.12%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................................................
0.00%
(i)
0.00%
(g) (h)
Net investment income ...................................................................................
5.77% 6.09%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 75,018  $ 55,921
Portfolio turnover rate
(j)
................................................................................... 292% 137%
Year Ended
09/30/25
Period from
03/06/24
to 09/30/24
Portfolio turnover rate (excluding MDRs) ..............................................................................
193% 85%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BATS: Series I Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-
diversified.
Shares of the Fund are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.
On June 6, 2025, the Board of Trustees of the Trust (the "Board"), approved a change in the name of the Fund to BATS: High Income Taxable Series. The change became effective on October 1, 2025.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed
(the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board ,  the  trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Financial Statements
(continued)

Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(continued)

Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager receives no advisory fee from the Fund under the
Investment Advisory Agreement.
With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate of 0.05%.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date.
Although the Fund does not compensate the Manager directly for its services under the Investment Advisory Agreement, because the Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager's affiliates to manage their accounts. The Manager waived fees for the Fund which are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For
the years ended September 30, 2025, the amount waived was $42,868.
The Manager contractually agreed to reimburse, or provide offsetting credits to, the Fund for the fees and expenses of the trustees who are not “affiliated persons” (as defined in the Investment Company Act) of BlackRock, counsel to the Independent Trustees and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund through June 30, 2035. On July 1 of each year, the reimbursement agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.
The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the year ended September 30, 2025, the amount was $35,285.
The Manager contractually agreed to waive its administration fee through June 30, 2035. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2025, purchases and sales related to mortgage dollar rolls were $71,546,198 and $71,573,791, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BATS: Series I Portfolio .................................................. $ 164,970,843 $ 159,603,612 $ 68,613,296 $ 50,593,480

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The tax character of distributions paid was as follows:
(a)
Commencement of operations.
As of September 30, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed-income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and foreign currency exchange contracts, the accounting for swap agreements and classification of investments.
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name
Year Ended
09/30/25
Period from
03/06/24
(a)
to
09/30/24
BATS: Series I Portfolio
Ordinary income ...................................................................................... $ 4,614,763 $ 1,832,094
Long-term capital gains ................................................................................. 95,963 —
$ 4,710,726 $ 1,832,094
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BATS: Series I Portfolio ..................................................... $ 480,755 $ (245,884) $ 148,418 $ 383,289
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BATS: Series I Portfolio ............................................. $ 81,369,631 $ 2,444,547 $ (758,671) $ 1,685,876

Notes to Financial Statements
(continued)

Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
As of September 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 5,000,000 shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/25
Period from
03/06/24
(a)
to 09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
BATS: Series I Portfolio
Shares sold ..........................................
2,524,361 $ 25,279,083 5,504,823 $ 55,065,178
Shares redeemed ......................................
(577,271) (5,700,481) (892) (8,955)
1,947,090 $ 19,578,602 5,503,931 $ 55,056,223
(a)
Commencement of operations

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BATS: Series I Portfolio and the Board of Trustees of BlackRock Allocation Target Shares:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BATS: Series I Portfolio of BlackRock Allocation Target Shares (the “Fund”), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statement of changes in net assets and financial highlights for the year then ended and for the period from March 6, 2024 (commencement of operations) through September 30, 2024, and the related notes (collectively referred to as the
”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from March 6, 2024 (commencement of operations) through September 30, 2024, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2025
:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended September 30, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2025:
Fund Name
Qualified Dividend
Income
BATS: Series I Portfolio ............................................................................................... $ 74,315
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BATS: Series I Portfolio ............................................................................................... $ 95,963
Fund Name Federal Obligation Interest
BATS: Series I Portfolio ............................................................................................... $ 10,598
Fund Name Interest Dividends
BATS: Series I Portfolio ............................................................................................... $ 3,902,624
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
BATS: Series I Portfolio ............................................................................ $ 2,139,873 $ 266,566

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met on May
8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Trust, on behalf of BATS: Series I Portfolio
1
(the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to the Fund, and (2) the Manager and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the
Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) a discussion of fall-out benefits to
BlackRock and its affiliates; (b) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (c) a review of non-management fees; (d) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (e) a summary of aggregate amounts paid by the Fund to BlackRock; and (f) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
________________________________________
1
Effective October 1, 2025, BATS: Series I Portfolio is renamed BATS: High Income Taxable Series.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that the Fund is an investment that is available solely to separately managed accounts or institutional clients, primarily to complement its existing
BlackRock fixed-income portfolios. Given the resulting comparability issues to peer funds, rather than a comparison to peers, the Board reviewed other performance criteria for the Fund.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that BlackRock does not charge the Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BlackRock does not charge the Fund an advisory fee, although investors in the Fund will pay a fee to an affiliate of BlackRock or their managed account program sponsor. The Board also noted that BlackRock and the Board have contractually agreed to waive all fees and pay or reimburse all direct expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense and acquired fund fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
ARS Argentine Peso
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SOFR Secured Overnight Financing Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: November 21, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: November 21, 2025